Finance Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Finance costs.
Interest expense - third party borrowings	$ 67.2	$ 85.5	$ 219.9	$ 257.4
Interest and finance charges for lease liabilities	18.1	17.0	50.3	51.1
Net foreign exchange loss arising from financing - realized	4.6		11.5	23.0
Fees on borrowings and financial derivatives	4.2	2.5	19.5	10.4
Net foreign exchange loss on derivative instruments - realized	3.3	2.9	3.3	23.2
Unwinding of discount on decommissioning liability	2.8	2.3	7.4	6.8
Interest expense - withholding tax on interest	1.5	4.6	18.4	11.8
Net foreign exchange loss arising from financing - unrealized		236.0		1,779.5
Finance costs	$ 101.7	$ 350.8	$ 330.3	$ 2,163.2